SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF CONDITION -- December 31, 2000

 ASSETS:
   Investments in MFS/Sun Life Series Trust:          Shares       Cost         Value
                                                     ---------  -----------  -----------
     Capital Appreciation Series ("CAS")...........    717,825  $31,319,478  $29,824,631
     Massachusetts Investors Trust Series
       ("MIT").....................................    758,018   25,231,384   26,623,833
     Government Securities Series ("GSS")..........    458,561    5,844,690    6,011,424
     High Yield Series ("HYS").....................    589,022    5,400,041    4,493,006
     Managed Sectors Series ("MSS")................    212,632    8,862,560    7,091,282
     Money Market Series ("MMS")...................  5,826,210    5,826,210    5,826,210
     Total Return Series ("TRS")...................    360,662    7,066,382    7,103,170
     Global Governments Series ("GGS").............     78,941      832,984      785,812
     Zero Coupon Series:
       2000 Portfolio ("ZCS")......................     --          --           --
                                                                -----------  -----------
         Net Assets:..........................................  $90,383,729  $87,759,368
                                                                ===========  ===========

NET ASSETS APPLICABLE TO CONTRACT OWNERS:

                                                                Units     Unit Value      Value
                                                               --------   ----------   -----------
     CAS - Level 1...........................................    3,897     $66.4845    $   310,227
     CAS - Level 2...........................................  436,986      67.5728     29,514,404
     MIT - Level 1...........................................    9,623      54.6934        536,315
     MIT - Level 2...........................................  471,715      55.5885     26,087,518
     GSS - Level 1...........................................    3,810      23.5338         95,034
     GSS - Level 2...........................................  247,296      23.9192      5,916,390
     HYS - Level 1...........................................     --        24.2304        --
     HYS - Level 2...........................................  182,859      24.6271      4,493,006
     MSS - Level 1...........................................    3,091      66.6046        214,633
     MSS - Level 2...........................................  101,646      67.6948      6,876,649
     MMS - Level 1...........................................   17,337      17.7930        309,016
     MMS - Level 2...........................................  305,600      18.0844      5,517,194
     TRS - Level 1...........................................    6,070      37.9611        237,145
     TRS - Level 2...........................................  178,977      38.5824      6,866,025
     GGS - Level 1...........................................     --        19.4626        --
     GGS - Level 2...........................................   39,717      19.7814        785,812
     ZCS - Level 1...........................................     --         --            --
     ZCS - Level 2...........................................     --         --            --
                                                                                       -----------
         Net Assets:................................................................   $87,759,368
                                                                                       ===========

                        See notes to finacial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000

                                               CAS           MIT          GSS          HYS          MSS
                                           Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           ------------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............  $  4,586,609  $2,170,913   $  372,508   $  530,270   $ 1,690,493
                                           ------------  -----------  ----------   ----------   -----------
 EXPENSES:
   Mortality and expense risk charges....  $    224,060  $  158,515   $   35,856   $   32,179   $    49,999
   Minimum death benefit guarantee
     charges.............................         2,498       2,486          707          257         1,494
   Administrative charges................        76,186      54,330       12,376       10,881        17,563
                                           ------------  -----------  ----------   ----------   -----------
     Total expenses......................  $    302,744  $  215,331   $   48,939   $   43,317   $    69,056
                                           ------------  -----------  ----------   ----------   -----------
       Net investment income (loss)......  $  4,283,865  $1,955,582   $  323,569   $  486,953   $ 1,621,437
                                           ------------  -----------  ----------   ----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $  7,917,321  $6,106,362   $2,236,553   $1,945,493   $ 4,467,350
     Costs of investments sold...........     6,328,826   4,808,603    2,215,484    2,130,726     3,133,431
                                           ------------  -----------  ----------   ----------   -----------
       Net realized gains (losses).......  $  1,588,495  $1,297,759   $   21,069   $ (185,233)  $ 1,333,919
                                           ------------  -----------  ----------   ----------   -----------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................  $ (1,494,847) $1,392,449   $  166,734   $ (907,035)  $(1,771,278)
     Beginning of period.................     8,682,122   4,852,493     (127,284)    (212,631)    3,433,514
                                           ------------  -----------  ----------   ----------   -----------
       Change in unrealized appreciation
         (depreciation)..................  $(10,176,969) $(3,460,044) $  294,018   $ (694,404)  $(5,204,792)
                                           ------------  -----------  ----------   ----------   -----------
     Realized and unrealized gains
       (losses)..........................  $ (8,588,474) $(2,162,285) $  315,087   $ (879,637)  $(3,870,873)
                                           ------------  -----------  ----------   ----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ (4,304,609) $ (206,703)  $  638,656   $ (392,684)  $(2,249,436)
                                           ============  ===========  ==========   ==========   ===========

                                               MMS           TRS          GGS        ZCS (a)
                                           Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                           ------------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............  $    317,974  $  656,578   $   31,485   $  201,885
                                           ------------  -----------  ----------   ----------
 EXPENSES:
   Mortality and expense risk charges....  $     32,839  $   39,122   $    4,536   $   13,562
   Minimum death benefit guarantee
     charges.............................         2,305         945          155          462
   Administrative charges................        12,330      13,608        1,605        4,756
                                           ------------  -----------  ----------   ----------
     Total expenses......................  $     47,474  $   53,675   $    6,296   $   18,780
                                           ------------  -----------  ----------   ----------
       Net investment income (loss)......  $    270,500  $  602,903   $   25,189   $  183,105
                                           ------------  -----------  ----------   ----------
   Realized and Unrealized Gains
    (Losses):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $  7,627,090  $2,671,490   $   91,877   $3,346,119
     Costs of investments sold...........     7,627,090   3,017,713      102,051    3,462,245
                                           ------------  -----------  ----------   ----------
       Net realized gains (losses).......  $    --       $ (346,223)  $  (10,174)  $ (116,126)
                                           ------------  -----------  ----------   ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $    --       $   36,788   $  (47,172)  $       --
     Beginning of period.................       --         (639,332)     (35,914)     (31,740)
                                           ------------  -----------  ----------   ----------
       Change in unrealized appreciation
         (depreciation)..................  $    --       $  676,120   $  (11,258)  $   31,740
                                           ------------  -----------  ----------   ----------
     Realized and unrealized gains
       (losses)..........................  $    --       $  329,897   $  (21,432)  $  (84,386)
                                           ------------  -----------  ----------   ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $    270,500  $  932,800   $    3,757   $   98,719
                                           ============  ===========  ==========   ==========

(a) For the period from January 1, 2000 through November 14, 2000 (termination of operations of the Sub-Account)

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS

                                                     CAS                         MIT
                                                 Sub-Account                 Sub-Account
                                          --------------------------  --------------------------
                                                  Year Ended                  Year Ended
                                                 December 31,                December 31,
                                          --------------------------  --------------------------
                                              2000          1999          2000          1999
                                          ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income (loss)..........  $ 4,283,865   $ 3,035,018   $ 1,955,582   $ 2,139,390
  Net realized gains (losses)...........    1,588,495       991,291     1,297,759       881,684
  Net unrealized gains (losses).........  (10,176,969)    4,610,767    (3,460,044)   (1,194,339)
                                          -----------   -----------   ------------  -----------
      Increase (Decrease) in net assets
        from operations.................  $(4,304,609)  $ 8,637,076   $  (206,703)  $ 1,826,735
                                          -----------   -----------   ------------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........  $ 1,547,285   $   399,891   $  (325,462)  $   245,979
  Transfers to loan value account.......     (630,275)     (618,675)     (438,685)     (585,188)
  Contract surrenders...................   (2,137,829)   (1,046,372)   (2,780,797)     (795,332)
  Charges for life insurance
    protection..........................     (156,073)     (140,181)     (166,302)     (160,115)
  Death benefits........................     (357,084)     (680,194)     (326,650)     (503,343)
                                          -----------   -----------   ------------  -----------
  (Decrease) in net assets from contract
    owner transactions..................  $(1,733,976)  $(2,085,531)  $(4,037,896)  $(1,797,999)
                                          -----------   -----------   ------------  -----------
    Increase (Decrease) in net assets...  $(6,038,585)  $ 6,551,545   $(4,244,599)  $    28,736
NET ASSETS:
  Beginning of Period...................   35,863,216    29,311,671    30,868,432    30,839,696
                                          -----------   -----------   ------------  -----------
  End of Period.........................  $29,824,631   $35,863,216   $26,623,833   $30,868,432
                                          ===========   ===========   ============  ===========

                                                     GSS
                                                 Sub-Account
                                          --------------------------
                                                  Year Ended
                                                 December 31,
                                          --------------------------
                                              2000          1999
                                          ------------  ------------
OPERATIONS:
  Net investment income (loss)..........  $   323,569   $   316,600
  Net realized gains (losses)...........       21,069        84,102
  Net unrealized gains (losses).........      294,018      (612,062)
                                          -----------   -----------
      Increase (Decrease) in net assets
        from operations.................  $   638,656   $  (211,360)
                                          -----------   -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........  $  (123,354)  $  (441,064)
  Transfers to loan value account.......     (329,905)      (51,448)
  Contract surrenders...................     (693,117)     (633,755)
  Charges for life insurance
    protection..........................      (60,052)      (75,173)
  Death benefits........................      (64,313)      (26,988)
                                          -----------   -----------
  (Decrease) in net assets from contract
    owner transactions..................  $(1,270,741)  $(1,228,428)
                                          -----------   -----------
    Increase (Decrease) in net assets...  $  (632,085)  $(1,439,788)
NET ASSETS:
  Beginning of Period...................    6,643,509     8,083,297
                                          -----------   -----------
  End of Period.........................  $ 6,011,424   $ 6,643,509
                                          ===========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                     HYS                         MSS
                                                 Sub-Account                 Sub-Account
                                          --------------------------  --------------------------
                                                  Year Ended                  Year Ended
                                                 December 31,                December 31,
                                          --------------------------  --------------------------
                                              2000          1999          2000          1999
                                          ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income (loss)..........  $   486,953    $  460,182   $ 1,621,437    $  (39,373)
  Net realized gains (losses)...........     (185,233)       22,599     1,333,919       156,562
  Net unrealized gains (losses).........     (694,404)     (117,710)   (5,204,792)    3,313,207
                                          -----------    ----------   -----------    ----------
      Increase (Decrease) in net assets
        from operations.................  $  (392,684)   $  365,071   $(2,249,436)   $3,430,396
                                          -----------    ----------   -----------    ----------

CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........  $  (535,093)   $  (35,370)  $ 1,863,269    $  717,312
  Transfers to loan value account.......     (114,781)      (49,490)      (56,685)      (92,409)
  Contract surrenders...................     (314,523)     (137,137)     (397,303)      (36,423)
  Charges for life insurance
    protection..........................      (39,567)      (42,205)      (46,341)      (31,563)
  Death benefits........................      (95,046)     (216,718)      --            (14,695)
                                          -----------    ----------   -----------    ----------
Increase (Decrease) in net assets from
 contract owner transactions............  $(1,099,010)   $ (480,920)  $ 1,362,940    $  542,222
                                          -----------    ----------   -----------    ----------
    Increase (Decrease) in net assets...  $(1,491,694)   $ (115,849)  $  (886,496)   $3,972,618

NET ASSETS:
  Beginning of period...................    5,984,700     6,100,549     7,977,778     4,005,160
                                          -----------    ----------   -----------    ----------
  End of period.........................  $ 4,493,006    $5,984,700   $ 7,091,282    $7,977,778
                                          ===========    ==========   ===========    ==========

                                                     MMS
                                                 Sub-Account
                                          --------------------------
                                                  Year Ended
                                                 December 31,
                                          --------------------------
                                              2000          1999
                                          ------------  ------------
OPERATIONS:
  Net investment income (loss)..........   $  270,500    $  234,040
  Net realized gains (losses)...........      --            --
  Net unrealized gains (losses).........      --                (81)
                                           ----------    ----------
      Increase (Decrease) in net assets
        from operations.................   $  270,500    $  233,959
                                           ----------    ----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........   $  507,876    $  341,633
  Transfers to loan value account.......     (252,941)     (146,857)
  Contract surrenders...................     (825,422)     (983,718)
  Charges for life insurance
    protection..........................     (120,646)     (118,797)
  Death benefits........................      (36,415)      (32,357)
                                           ----------    ----------
Increase (Decrease) in net assets from
 contract owner transactions............   $ (727,548)   $ (940,096)
                                           ----------    ----------
    Increase (Decrease) in net assets...   $ (457,048)   $ (706,137)
NET ASSETS:
  Beginning of period...................    6,283,258     6,989,395
                                           ----------    ----------
  End of period.........................   $5,826,210    $6,283,258
                                           ==========    ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                     TRS                      GGS                       ZCS
                                                 Sub-Account              Sub-Account               Sub-Account
                                          -------------------------  ----------------------  -------------------------
                                                 Year Ended                Year Ended               Year Ended
                                                December 31,              December 31,             December 31,
                                          -------------------------  ----------------------  -------------------------
                                             2000          1999         2000        1999       2000 (a)       1999
                                          -----------  ------------  ----------  ----------  ------------  -----------
OPERATIONS:
  Net investment income (loss)..........  $  602,903   $ 1,169,640   $  25,189   $  89,962   $   183,105   $  180,150
  Net realized gains (losses)...........    (346,223)       50,773     (10,174)      2,767      (116,126)      27,919
  Net unrealized gains (losses).........     676,120    (1,057,820)    (11,258)   (141,705)       31,740     (144,722)
                                          -----------  -----------   ---------   ---------   -----------   ----------
      Increase (decrease) in net assets
        from operations.................  $  932,800   $   162,593   $   3,757   $ (48,976)  $    98,719   $   63,347
                                          -----------  -----------   ---------   ---------   -----------   ----------

CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........  $ (123,530)  $  (711,472)  $   8,559   $(123,567)  $(2,819,550)  $ (393,342)
  Transfers from loan value account.....    (143,255)     (161,443)       (388)        103       (16,227)      58,677
  Contract surrenders...................    (961,268)     (232,433)         44      --          (312,909)    (103,066)
  Charges for life insurance
    protection..........................     (49,615)      (61,769)     (9,871)     (9,547)       (6,753)     (12,382)
  Death benefits........................     (20,440)     (206,887)     --          --           --           (29,993)
                                          -----------  -----------   ---------   ---------   -----------   ----------
Increase (Decrease) in net assets from
 contract owner transactions............  $(1,298,108) $(1,374,004)  $  (1,656)  $(133,011)  $(3,155,439)  $ (480,106)
                                          -----------  -----------   ---------   ---------   -----------   ----------
    Increase (Decrease) in net assets...  $ (365,308)  $(1,211,411)  $   2,101   $(181,987)  $(3,056,720)  $ (416,759)

NET ASSETS:
  Beginning of period...................   7,468,478     8,679,889     783,711     965,698     3,056,720    3,473,479
                                          -----------  -----------   ---------   ---------   -----------   ----------
  End of period.........................  $7,103,170   $ 7,468,478   $ 785,812   $ 783,711   $   --        $3,056,720
                                          ===========  ===========   =========   =========   ===========   ==========

(a) For the period from January 1, 2000 through November 14, 2000 (termination of operations of the Sub-Account)

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(3) CONTRACT CHARGES

Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and
(iii) a minimum death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

On each Monthly Anniversary Date after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                   CAS                   CAS                   MIT                   MIT
                                                 Level 1               Level 2               Level 1               Level 2
                                               Sub-Account           Sub-Account           Sub-Account           Sub-Account
                                           -------------------   -------------------   -------------------   -------------------
                                               Year Ended            Year Ended            Year Ended            Year Ended
                                              December 31,          December 31,          December 31,          December 31,
                                             2000       1999       2000       1999       2000       1999       2000       1999
                                           --------   --------   --------   --------   --------   --------   --------   --------
Units Outstanding
 beginning of period.....................   29,598     46,335    436,402    454,818     31,021     36,127    523,139    550,067
  Units transferred between
    Sub-Accounts.........................  (25,272)   (14,243)    42,175     19,597    (21,277)    (3,878)    12,614     10,362
  Units transferred (to) from loan value
    account..............................     (370)      (252)    (7,785)    (9,450)       (19)    (1,044)    (7,801)    (9,821)
  Units surrendered......................    --        (1,774)   (28,350)   (15,319)     --         --       (47,709)   (15,011)
  Units cancelled in payment of charges
    for life insurance protection........      (59)      (183)    (1,954)    (2,106)      (102)      (184)    (2,888)    (2,986)
  Units cancelled in payment of death
    benefits.............................    --          (285)    (3,502)   (11,138)     --         --        (5,640)    (9,472)
                                           -------    -------    -------    -------    -------     ------    -------    -------
Units Outstanding end of period..........    3,897     29,598    436,986    436,402      9,623     31,021    471,715    523,139
                                           =======    =======    =======    =======    =======     ======    =======    =======

                                                   GSS
                                                 Level 1
                                               Sub-Account
                                           -------------------
                                               Year Ended
                                              December 31,
                                             2000       1999
                                           --------   --------
Units Outstanding
 beginning of period.....................   35,165     38,842
  Units transferred between
    Sub-Accounts.........................  (31,233)    (2,877)
  Units transferred (to) from loan value
    account..............................    --          (367)
  Units surrendered......................    --         --
  Units cancelled in payment of charges
    for life insurance protection........     (122)      (433)
  Units cancelled in payment of death
    benefits.............................    --         --
                                           -------     ------
Units Outstanding end of period..........    3,810     35,165
                                           =======     ======

                                                   GSS                   HYS                   HYS                   MSS
                                                 Level 2               Level 1               Level 2               Level 1
                                               Sub-Account           Sub-Account           Sub-Account           Sub-Account
                                           -------------------   -------------------   -------------------   -------------------
                                               Year Ended            Year Ended            Year Ended            Year Ended
                                              December 31,          December 31,          December 31,          December 31,
                                             2000       1999       2000       1999       2000       1999       2000       1999
                                           --------   --------   --------   --------   --------   --------   --------   --------
Units Outstanding
 beginning of period.....................  273,830    326,819     12,479     17,206    212,563    225,883      8,837     11,622
  Units transferred between
    Sub-Accounts.........................   21,721    (17,614)   (12,459)    (4,676)   (10,780)     3,515     (5,703)    (2,349)
  Units transferred (to) from loan value
    account..............................  (15,024)    (1,965)        (3)        (5)    (4,495)    (1,863)     --          (264)
  Units surrendered......................  (27,757)   (29,112)     --         --        (9,354)    (5,163)     --         --
  Units cancelled in payment of charges
    for life insurance protection........   (2,571)    (3,037)       (17)       (46)    (1,494)    (1,566)       (43)      (172)
  Units cancelled in payment of death
    benefits.............................   (2,903)    (1,261)     --         --        (3,581)    (8,243)     --         --
                                           -------    -------    -------     ------    -------    -------     ------     ------
Units Outstanding end of period..........  247,296    273,830      --        12,479    182,859    212,563      3,091      8,837
                                           =======    =======    =======     ======    =======    =======     ======     ======

                                                   MSS
                                                 Level 2
                                               Sub-Account
                                           -------------------
                                               Year Ended
                                              December 31,
                                             2000       1999
                                           --------   --------
Units Outstanding
 beginning of period.....................   83,771     73,971
  Units transferred between
    Sub-Accounts.........................   24,719     12,387
  Units transferred (to) from loan value
    account..............................     (690)    (1,212)
  Units surrendered......................   (5,622)      (686)
  Units cancelled in payment of charges
    for life insurance protection........     (532)      (403)
  Units cancelled in payment of death
    benefits.............................    --          (286)
                                           -------     ------
Units Outstanding end of period..........  101,646     83,771
                                           =======     ======

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS -- continued

                                                   MMS                   MMS                   TRS                   TRS
                                                 Level 1               Level 2               Level 1               Level 2
                                               Sub-Account           Sub-Account           Sub-Account           Sub-Account
                                           -------------------   -------------------   -------------------   -------------------
                                               Year Ended            Year Ended            Year Ended            Year Ended
                                              December 31,          December 31,          December 31,          December 31,
                                             2000       1999       2000       1999       2000       1999       2000       1999
                                           --------   --------   --------   --------   --------   --------   --------   --------
Units Outstanding
 beginning of period.....................   89,975     82,874    276,650    339,983     24,261     38,827    201,163    228,221
  Units transferred between
    Sub-Accounts.........................  (49,728)    12,126     76,525      8,188    (10,523)   (14,161)     4,487     (7,482)
  Units transferred (to) from loan value
    account..............................     (631)    (1,196)   (13,891)    (7,547)       (18)      (182)    (4,094)    (4,664)
  Units surrendered......................  (19,539)      (181)   (27,455)   (58,613)    (7,557)     --       (20,628)    (7,022)
  Units cancelled in payment of charges
    for life insurance protection........   (2,740)    (3,032)    (4,144)    (4,040)       (93)      (223)    (1,344)    (1,643)
  Units cancelled in payment of death
    benefits.............................    --          (616)    (2,085)    (1,321)     --         --          (607)    (6,247)
                                           -------    -------    -------    -------    -------    -------    -------    -------
Units outstanding end of period..........   17,337     89,975    305,600    276,650      6,070     24,261    178,977    201,163
                                           =======    =======    =======    =======    =======    =======    =======    =======

                                                   GGS
                                                 Level 1
                                               Sub-Account
                                           -------------------
                                               Year Ended
                                              December 31,
                                             2000       1999
                                           --------   --------
Units Outstanding
 beginning of period.....................    4,189      4,750
  Units transferred between
    Sub-Accounts.........................   (4,093)      (457)
  Units transferred (to) from loan value
    account..............................    --         --
  Units surrendered......................    --         --
  Units cancelled in payment of charges
    for life insurance protection........      (96)      (104)
  Units cancelled in payment of death
    benefits.............................    --         --
                                           -------     ------
Units outstanding end of period..........    --         4,189
                                           =======     ======

                                             GGS                   ZCS                   ZCS
                                           Level 2               Level 1               Level 2
                                         Sub-Account           Sub-Account           Sub-Account
                                     -------------------   -------------------   --------------------
                                         Year Ended            Year Ended             Year Ended
                                        December 31,          December 31,           December 31,
                                       2000       1999     2000 (a)     1999     2000 (a)      1999
                                     --------   --------   --------   --------   ---------   --------
Units Outstanding
 beginning of period...............   35,924     41,683      14,117    19,758      125,098    141,678
  Units transferred between
    Sub-Accounts...................    4,237     (5,391)    (14,110)   (5,610)    (110,208)   (12,630)
  Units transferred (to) from loan
    value account..................      (21)         7       --        --            (817)     2,720
  Units surrendered................    --         --          --        --         (13,778)    (4,757)
  Units cancelled in payment of
    charges for life insurance
    protection.....................     (423)      (375)         (7)      (31)        (295)      (541)
  Units cancelled in payment of
    death benefits.................    --         --          --        --          --         (1,372)
                                     -------    -------    --------   -------    ---------   --------
Units outstanding end of period....   39,717     35,924       --       14,117       --        125,098
                                     =======    =======    ========   =======    =========   ========

(a) For the period from January 1, 2000 through November 14, 2000 (termination of operations of the Sub-Account)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(5) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sale of shares for each Sub-Account for the year ended December 31, 2000.

                                                       Purchases      Sales
                                                      -----------   ----------
Investments in MFS/Sun Life Series Trust:
  Capital Appreciation Series.......................  $10,467,210   $7,917,321
  Massachusetts Investors Trust Series..............    4,024,048    6,106,362
  Government Securities Series......................    1,289,381    2,236,553
  High Yield Series.................................    1,333,436    1,945,493
  Managed Sectors Series............................    7,451,727    4,467,350
  Money Market Series...............................    7,170,042    7,627,090
  Total Return Series...............................    1,976,285    2,671,490
  Global Governments Series.........................      115,410       91,877
  Zero Coupon Series: 2000 Portfolio................      373,743    3,346,119

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (U.S.) Variable Account E and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, MFS/ Sun Life Series Trust Managed Sectors Sub-Account, MFS/Sun Life Series Trust Money Market Sub-Account, MFS/Sun Life Series Trust Total Return Sub-Account, MFS/Sun Life Series Trust Global Governments Sub-Account, MFS/Sun Life Series Trust Zero Coupon 2000 Portfolio Sub-Account of Sun Life (U.S.) Variable Account E (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

COMPASS-LIFE
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
JAMES C. BAILLIE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
S. CAESAR RABOY, Director
WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President, Chief Counsel
  and Assistant Secretary
ELLEN B. KING, Senior Counsel and Secretary
ROBERT P. VROLYK, Vice President and Actuary
DAVEY S. SCOON, Vice President, Finance and Treasurer
RONALD J. FERNANDES, Vice President, Retirement
  Products and Services
JAMES M.A. ANDERSON, Vice President, Investments
ROBIN L. CAMARA, Vice President, Human Resources
  and Administrative Services
JAMES R. SMITH, Vice President and
  Chief Information Officer
MARK W. DETORA, Vice President, Individual Insurance

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)
Variable Life Service Unit, SC 1278
One Sun Life Executive Park
Wellesley Hills, MA 02481
Call Toll Free 1-800-445-4070

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-0522
                                          CO2-2/99 6M

                                                         SINGLE PREMIUM VARIABLE
                                                                  LIFE INSURANCE
                               -------------------------------------------------
                                      LOGO      ANNUAL REPORT, DECEMBER 31, 2000

                                                 VARIABLE PRODUCTS ARE ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                      AND DISTRIBUTED THROUGH SUN LIFE OF CANADA
                                                       (U.S.) DISTRIBUTORS INC.,
                                                         MEMBERS OF THE SUN LIFE
                                                   FINANCIAL GROUP OF COMPANIES.